Schedule of Disaggregated Revenues (Details) - Boost Run Holdings LLC [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Lease revenue	$ 14,848	$ 5,755
Blockchain award revenue	4,454
Total revenue	$ 19,302	$ 5,755	$ 7,935